Cover	Mar. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2026
Entity File Number	001-39384
Entity Registrant Name	VICARIOUS SURGICAL INC.
Entity Central Index Key	0001812173
Entity Tax Identification Number	87-2678169
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	78 Fourth Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	868-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false